Auditor's remuneration - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Auditor's remuneration for audit services	£ 23	£ 22	£ 20
KPMG
Disclosure of products and services [line items]
Auditor's remuneration for other services	5	1	1
Auditor's remuneration for audit services	46	43	41
Tax fees	0	0	0
Audit fee relating to previous year
Disclosure of products and services [line items]
Auditor's remuneration for other services	0	1	2
Other audit related fees
Disclosure of products and services [line items]
Auditor's remuneration for audit services	10	8	8
Other audit related fees | KPMG
Disclosure of products and services [line items]
Auditor's remuneration for audit services	£ 6	£ 5	£ 5